Income Taxes (Unrecognized Tax Benefits Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Unrecognized Tax Benefits	$ 3,223	$ 3,106
Additions for tax positions of current year	61	79
Reductions for tax positions of the current year	(2)	(1)
Additions for tax positions of prior years	483	657
Reductions for tax positions of prior years	(531)	(617)
Settlements with tax authorities	(179)	(1)
Expiration on the statute of limitations	0	0
Unrecognized Tax Benefits	$ 3,055	$ 3,223